INVESTMENTS IN REAL ESTATE SECURITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended			12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013		Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 Assets Held Prior to Spin-Off	Mar. 06, 2014 Non-Agency RMBS	Dec. 31, 2013 Non-Agency RMBS	Dec. 31, 2012 Non-Agency RMBS	Jun. 27, 2013 Agency RMBS	Apr. 03, 2013 Agency RMBS	Dec. 31, 2013 Agency RMBS	Dec. 31, 2012 Agency RMBS		Dec. 31, 2013 Non-Agency RMBS Under Clean-Up Option	Dec. 31, 2013 Fixed Rate Securities	Dec. 31, 2012 Fixed Rate Securities	Dec. 31, 2013 Floating Rate Securities	Dec. 31, 2012 Floating Rate Securities
Face amount of securities purchased									$ 625,000	$ 1,300,000	$ 193,800	$ 22,700		$ 608,900
Purchase of Agency ARM RMBS					605,114				553,000	835,600	121,300	1,200		645,500
Agency RMBS contributed from Newcastle, face amount					1,000,000								1,000,000
Face amount of securities sold										729,700
Proceeds from sale of real estate securities					521,865
Gain on sale of real estate securities										52,700
Face amount of securities paid down																	2,600
Carrying value of securities paid down																	2,100
Interest Income recognized on securities paid down																	600
Non-agency bonds that could not be rated		6,300			6,300
RMBS principal receivable		10,600			10,600
Outstanding face amount		2,186,996	[1]		2,186,996	[1]				872,866	433,510			1,314,130 [2]	433,510	[2],[3]		6,600	1,100	2,200,000	432,400
Other-than-temporary impairment ("OTTI") on securities	1,000	1,237		3,756	4,993	[4]		3,800
OTTI - credit loss related to securities in an unrealized loss position	300
Real estate securities acquired during the period with credit quality deterioration, face amount		1,100,000			1,100,000		351,800
Real estate securities acquired during the period with credit quality deterioration, expected cash flows		900,000			900,000		285,900
Real estate securities acquired during the period with credit quality deterioration, fair value		700,000			700,000		205,300
Non-Agency RMBS contributed from Newcastle, face amount											258,000
Non-Agency RMBS contributed from Newcastle, fair value											164,100
Real estate securities with credit quality deterioration, face amount at period end							342,000
Real estate securities with credit quality deterioration, carrying value at period end		$ 483,680			$ 483,680		$ 212,129

[1]	The total outstanding face amount was $6.6 million for fixed rate securities and $2.2 billion for floating rate securities.
[2]	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[3]	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.
[4]	Represents our historical consolidated statement of income for the year ended December 31, 2013.